DISCONTINUED OPERATIONS (Schedule of Assets and Liabilities Held for Sale) (Details) ¥ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Liabilities classified as held for sale
Total liabilities			¥ 533,418
Jinghan Group [Member]
Assets classified as held for sale
Cash and cash equivalents			36,063
Restricted cash			2,000
Term deposits			¥ 11,023
Accounts receivable, net
Deferred tax assets			¥ 6,107
Prepaid and other current assets			52,243
Deferred tax assets, non-current			67,327
Property and equipment, net			58,900
Intangible assets, net			40,669
Goodwill			189,470
Other non-current assets			48,620
Total assets			512,422
Liabilities classified as held for sale
Short-term borrowings			4,000
Deferred revenue			455,173
Accounts payable			49
Accrued and other liabilities			49,375
Income taxes payable			¥ 5,101
Amounts due to related parties
Deferred tax liabilities			¥ 19,720
Total liabilities			¥ 533,418